UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21067
                        ---------------------------------
                       Investment Company Act file number

                       TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             TORREY ASSOCIATES, LLC
                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (212) 644-7800
                                                    --------------
Date of fiscal year end: 3/31/2008
                        ----------
Date of reporting period: 3/31/2008
                        -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

               Torrey International Strategy Partners, LLC
                       Financial Statements
                          March 31, 2008

 (With Report of Independent Registered Public Accounting Firm Thereon)

            Torrey International Strategy Partners, LLC
                       Financial Statements
                          March 31, 2008

                       Table of Contents

                                                              Page
Report of Independent Registered Public Accounting Firm	         1
Statement of Assets and Liabilities	                         2
Schedule of Investments in Investment Funds	                 3
Statement of Operations	                                         4
Statements of Changes in Members' Equity - Net Assets	         5
Statement of Cash Flows	                                         6
Notes to Financial Statements	                                 7

          Report of Independent Registered Public Accounting Firm

The Members and Board of Managers
Torrey International Strategy Partners, LLC:

We have audited the accompanying statement of assets and liabilities of Torrey International Strategy Partners, LLC, a Delaware limited liability company (the Fund), including the schedule of investments in investment funds, as of March 31, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' equity - net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period ended March 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and investment managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Torrey International Strategy Partners, LLC as of March 31, 2008, and the results of its operations and its cash flows for the year then ended, the changes in members' equity - net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period ended March 31, 2008, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Seattle, Washington
May 29, 2008

TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
Statement of Assets and Liabilities
March 31, 2008

Assets
	Investments in investment funds, at fair value
           (cost: $32,238,490)  				$35,340,454
	Cash							    679,000
	Due from investment fund			             81,420
        Advanced contribution to investment fund                  2,200,000
        Other assets						     13,375
                                                                  ---------
					Total assets		 38,314,249
                                                                  ---------
Liabilities
	Member redemptions payable				    104,446
        Due to investment advisor				    175,160
	Professional and administration fees payable		    147,274
        Loan payable						  1,100,000
	Advance member subscriptions				    712,240
	                                                          ---------
					Total liabilities	  2,239,120
                                                                  ---------
					Net assets		$36,075,129
                                                                  ---------
                                                                  ---------
Members' Equity - Net Assets
	Represented by:
	 Capital subscriptions - net				$32,973,165
	 Net unrealized appreciation on investments	  	  3,101,964
                                                                  ---------
	 Members' equity - net assets (equivalent to $128.14
	  per unit based on 281,520 units outstanding)	        $36,075,129
                                                                  ---------
                                                                  ---------

See accompanying notes to financial statements.

TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
Schedule of Investments in Investment Funds
March 31, 2008


										Percentage of
Investment fund (a)				Cost		Fair value	net assets    Liquidity

Equity long/short hedged:
 Blackhorse Asia (US) Fund, L.P.	       $2,186,738	2,081,066	5.77%		Monthly
 Binjai Hill Investors, LLC			2,450,000	2,235,558	6.20	      Quarterly
 Chilton Global Natural Resources
  Partners LP					1,000,000	  961,327	2.66	      Quarterly
 Chilton QP European Partners, L.P.		1,500,000	1,460,161	4.05	      Quarterly
 Cotton Hall European Opportunities
  Partners, LP					2,100,000	1,956,752	5.42		Monthly
 Global Undervalued Securities Fund
  (QP), L.P.					1,500,000	2,924,067	8.11	      Quarterly
 Gyrfalcon QP Fund LP				1,000,000	  964,068	2.67		Monthly
 Nezu Cyclicals Fund				1,500,000	1,491,056	4.13	      Quarterly
 Optimal Japan Fund, L.P.			2,002,580	2,418,238	6.70		Monthly
 Park Place Europe LLC				3,146,495	2,887,957	8.01            Monthly
 Pyrenees Global				3,200,000	2,945,606	8.17	      Quarterly
 The Abchurch Europe Fund Limited,
  Class B U					1,500,000	1,203,120	3.34	      Quarterly
 The Gradient Europe Fund, L.P.			2,202,677	2,037,337	5.65	      Quarterly
 The Tantallon (US Feeder) Fund, L.P.		2,100,000	3,049,730	8.45		Monthly
				                 -------         -------        ----
	Strategy total			       27,388,490      28,616,043	79.33%
				                 -------         -------        ----

Emerging markets:

 Gramercy Emerging Markets Fund, LLC		1,000,000	1,305,227	3.62	        Monthly
 Matterhorn Palmyra Fund			2,300,000	3,007,320	8.34	        Monthly
 Neon Liberty Emerging Markets
  Fund, L.P.				        1,550,000	2,411,864	6.69         Quarterly
				                 -------         -------        ----
	Strategy total				4,850,000	6,724,411      18.65%
				                 -------         -------        ----

Total investments in investment funds   $32,238,490  35,340,454  97.98%
				                 -------         -------        ----
				                 -------         -------        ----

(a) All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, or semi-annual basis.

See accompanying notes to financial statements.

TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
Statement of Operations
Year ended March 31, 2008

Investment Income:
Interest income					$82,269
					      ---------
Total investment income				 82,269
					      ---------

Operating Expenses:
Management fee					740,757
Insurance expense				 26,132
Investor servicing fees				 55,889
Tax expense					 30,000
Professional and administrative fees:
 Administration 				 42,153
 Audit and tax preparation fees			 49,200
 Board of Managers 				 30,000
 Compliance support				 33,530
 Legal						 44,281
 Interest					  2,893
 Other expenses					 80,739
					      ---------
Total operating expenses		      1,135,574
					      ---------

Net investment loss			    (1,053,305)
					      ---------

Net realized and unrealized gain from investments:

Net realized gains from investments in
 investment funds			      2,744,178
Change in net unrealized depreciation from
 investments in investment funds	    (4,576,840)
					      ---------

Net realized and unrealized loss from
 investments				    (1,832,662)
					      ---------

Decrease in members' equity - net
 assets derived from operations		   $(2,885,967)
					      ---------
					      ---------

See accompanying notes to financial statements.

TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
Statements of Changes in Members' Equity - Net Assets
Years ended March 31, 2008 and 2007

						  2008		  2007
                                                 -----------   ----------
Operations:

Net investment loss			       $(1,053,305)	(972,955)
Net realized gains from investments		  2,744,178	1,692,927
Change in net unrealized (depreciation)
 appreciation from investments
  in investment funds				(4,576,840)	  707,101
                                                -----------   -----------
(Decrease) increase in members'
 equity - net assets derived
 from operations				(2,885,967)	1,427,073
                                                -----------   -----------

Capital Transactions:

Member subscriptions				  9,433,531    10,676,027
Member interests repurchased		        (5,029,565)   (5,931,857)
                                                -----------   -----------
Increase in members' equity - net assets derived
from capital transactions		          4,403,966	4,744,170
                                                -----------   -----------

Net increase in members' equity - net assets	  1,517,999	6,171,243

Members' equity - net assets at beginning
 of year					 34,557,130    28,385,887
                                                -----------   -----------

Members' equity - net assets at end of year     $36,075,129    34,557,130
                                                -----------   -----------
                                                -----------   -----------

See accompanying notes to financial statements.

TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
Statement of Cash Flows
Year ended March 31, 2008

Cash flows from operating and investing activities:
Net decrease in members' equity - net assets derived from
 operations						      $(2,885,967)
Adjustments to reconcile net decrease in members'
 equity-net assets derived from operations to net
  cash used in operating activities:
   Change in net unrealized appreciation from investments
    in investment funds					         4,576,840
   Net realized gain on investments in investment funds	       (2,744,178)
   Proceeds from sales of investments in investment funds	 9,609,904
   Purchases of investments in investment funds		      (13,850,000)
   Increase in advanced contribution to investment fund		 (500,000)
   Increase in due from investment funds			  (78,108)
   Increase in other assets					   (3,366)
   Increase in due to investment advisor		             2,444
   Increase in professional and administrative fees payable	     1,646
                                                              ------------
Net cash used in operating activities			       (5,870,785)
                                                              ------------

Cash flows from financing activities:
Proceeds from member subscriptions			 	 9,603,771
Payments for member interests repurchased	       	       (5,035,025)
Increase in loan payable				 	 1,100,000
                                                              ------------
	Net cash provided by financing activities		 5,668,746
                                                              ------------
	Net decrease in cash					 (202,039)

Cash at beginning of year					   881,039
                                                              ------------
Cash at end of year						  $679,000
                                                              ------------
                                                              ------------

Noncash financing activities:
 Prior year advance members' subscriptions credited
  to members' equity						  $542,000
 Member interests repurchased payable to members 		   104,446

See accompanying notes to financial statements.

TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
Notes to Financial Statements
March 31, 2008

(1)	Organization

Torrey International Strategy Partners, LLC, a Delaware limited liability company (the Fund), is registered under the Investment Company Act of 1940, and is a closed-end, nondiversified, management investment company. The Fund was formed on March 25, 2002, and commenced operations on November 1, 2002. The Fund's term is perpetual unless the Fund is otherwise dissolved under the terms of its limited liability company agreement.

The investment advisor of the Fund is Torrey Associates, LLC. As of March 31, 2008, the investment advisor held an interest in the Fund of $128,144.

The power to manage and control the business affairs of the Fund is vested in the Board of Managers, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the business of the Fund. Investors may purchase units of the Fund through private placements. Investors may not be able to liquidate their investment other than as a result of repurchases of units by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase units.

(2)	Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles.

(a)	Investments in Investment Funds

Investments in investment funds are recorded as of the trade date. These investments in investment funds are reported at fair value and are valued by the investment advisor in accordance with the Fund's limited liability company agreement and the valuation procedures
(the Valuation Procedures) set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The investment advisor will value interests in investment funds at fair value, which ordinarily will be the value determined by the portfolio manager for each investment fund in accordance with the policies established by the relevant investment fund. Fair values of investments in these investment funds are generally determined by the investment advisor based on periodic financial information (including annual audited financial statements) obtained from investment funds. Realized gains and losses are recognized at the time of withdrawal from an investment fund. Partial withdrawals from an investment fund are allocated proportionately between the cost basis and realized gains and losses. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of investment fund interests occur.

The Valuation Procedures that have been approved by the Board of Managers seek to ensure that the Fund is able to reliably determine the value of its investments in investment funds. In accordance with the Fund's Valuation Procedures, in any instance in which the investment advisor has reason to believe that the current valuation of an interest in an investment fund does not represent the fair value of such interest, the investment advisor will promptly provide the Board of Managers with its proposed valuation for that interest, on the basis of all relevant information available at the time, including independent appraisals if readily obtainable. The investment advisor will take steps to ascertain the fair value of an interest in an investment fund, by among other things, making

TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
Notes to Financial Statements
March 31, 2008

appropriate inquires of the investment funds. Prior to investing in any investment fund, the investment advisor will conduct a due diligence review of the valuation methodology used by the investment fund, which as a general matter will use market value when available, and otherwise use principles of fair value that the investment advisor reasonably believes to be consistent with those used by the Fund for valuing its own investments. In the absence of specific transaction activity in a particular investment fund, the investment advisor will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, semi-annual, or annual basis. As such, the fair value may differ from the values that will be realized at the time of redemption, and the differences could be material. All investments in investment funds held by the Fund are considered unaffiliated investments.

(b)	Subscriptions and Repurchases

Member capital subscription requests may be accepted at such times as the Board of Managers may determine, subject to the receipt of funds on or before the acceptance date set by the Board of Managers. Generally, subscriptions are recorded in the capital accounts as of the beginning of the first business day of the month following the subscription. Any cash received by the Fund prior to this date is recorded as an advance member subscription liability until reflected in the capital accounts.

The Fund may repurchase units pursuant to written tenders by members. These repurchases are made at such times as determined by the Board of Managers. Generally, the Fund repurchases units from members two times each year, in June and December. On May 2, 2007, the Fund issues a tender offer to repurchase members' equity interests in the Fund in an amount up to 20% of the Fund's members' equity as of June 30, 2007. On November 1, 2007, the Fund issued a tender offer to repurchase members' equity interests in the Fund in an amount up to 20% of the Fund's members' equity as of December 31, 2007.

(c)	Income Taxes

The Fund is not subject to income taxes; the individual members are required to report their distributive share of the Fund's realized income, gain, loss, deductions, or credits on their individual income tax returns.

(d)	Revenue and Expenses

Interest income is accrued as earned. Expenses are accrued as incurred. The Fund bears all of its general and administrative expenses.

(e)	Profit and Loss Allocations

Profits and losses are allocated to the members in accordance with the terms of the limited liability company agreement. In general, each member shares in the profits and losses of the Fund in proportion to their respective interests in the Fund.

TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
Notes to Financial Statements
March 31, 2008

(f)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

The assets of the investee funds may consist of readily marketable securities, which are valued at quoted market prices. However, as the Fund does not directly invest in the underlying securities of the investee funds, and due to the restrictions on the transferability and timing of withdrawals from the investee funds, the amounts realized upon liquidation could differ from such reported values.

(g)	Foreign Currency

The Fund holds certain investments in investment funds that are denominated in currencies other than U.S. dollars. These amounts are converted to U.S. dollar amounts using spot currency rates on the day of valuation. Purchases and sales of investments and income and expense items denominated in currencies other than U.S. dollars are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in currency exchange rates on investments from the fluctuations arising from changes in fair value of investments held. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

(h)	Recently Adopted/Issue Accounting Standards

During 2008, the Fund adopted Financial Accounting Standards Board
(FASB) issued FASB Interpretation 48 (FIN 48 or the Interpretation), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's financial statements to determine whether the tax positions are more-likely-than-not of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the period ended March 31, 2008. The Fund has no unrecognized tax positions at March 31, 2008. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. However, the conclusions regarding FIN 48 will be subject to review and may be adjusted at a later date based on factors including, but not limited to, on-going analyses of tax laws, regulations and interpretations thereof. There are no open tax years which are subject to examination.

TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
Notes to Financial Statements
March 31, 2008

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurement (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years, which for this Fund will be as of April 1, 2008. At this time, management is evaluating the implications of FAS 157 and its impact to the financial statements has not yet been determined.

(3)	Expenses of the Fund

The Fund bears all expenses in connection with the operation of the Fund. Expenses borne by the Fund include costs and expenses related to portfolio transactions and positions for the Fund's account, costs and expenses related to the establishment of any investments managed by sub-advisors, management fees, legal fees, accounting and administration fees, operational and compliance support fees and expenses, costs of insurance, organizational and registration expenses, offering costs, and expenses of meetings of managers and investors of the Fund.

The investment advisor is paid a management fee by the Fund as compensation for its services to the Fund at an annual rate of 2.00% of the Fund's net assets. The management fee is payable quarterly in arrears calculated on the basis of net asset value as of the end of such quarter. Management fees totaled $740,757 for the year ended March 31, 2008.

The Fund pays the placement agent and the investment advisor a quarterly investor servicing fee at an annual rate of 0.10% and 0.05%, respectively, of the Fund's net assets as of each quarter end.
Investor servicing fees totaled $55,889 for the year ended March 31, 2008.

The Fund reimburses the investment advisor for certain expenses incurred on behalf of the Fund. As of March 31, 2008, the Fund had accrued $175,160 for amounts due to investment advisor for management fees, investor servicing fees, and reimbursable expenses.

At the discretion of the placement agent, investors may be charged a front-end sales charge in an amount up to 3% of the gross investment of each investor in the Fund. Placement agent fees charged directly to investors were $114,685 for the year ended March 31, 2008. Member subscriptions are shown net of placement agent fees in the accompanying statements of changes in members' equity - net assets.

The Fund has an agreement with an administration firm to perform certain financial, accounting, administrative, and other services on behalf of the Fund. In consideration for these services, the Fund pays the administration firm an annual fee of between 0.06% and 0.15% based on the net assets as of the beginning of each month. Administration fees totaled $42,153 for the year ended March 31, 2008.

The Fund pays each independent member of the Board of Managers an annual compensation of $15,000 per year. These fees totaled $30,000 for the fiscal year ended March 31, 2008.

The Fund has an agreement with a compliance support firm to perform certain operational and compliance support services on behalf of the Fund. In consideration for theses services, the Fund pays the compliance support firm an annual fee of 0.10% of the average net assets of the Fund, subject to a minimum monthly fee. Compliance support fees totaled $33,530 for the year ended March 31, 2008.

TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
Notes to Financial Statements
March 31, 2008

The Fund is required to pay a state tax of $100 per member as of each calendar year end. For the year ended March 31, 2008, state tax expense of $30,000 was incurred by the Fund.

(4)	Investment Transactions

Aggregate purchases and sales of investment funds for the year ended March 31, 2008 amounted to $13,850,000 and $9,609,904, respectively.

Differences between book and tax cost basis can result from the realization for tax purposes of net investment income (loss) and net realized gains (losses) allocated to the Fund from the underlying i investments in investment funds. At March 31, 2008, the cost of the investments for federal income tax purposes was $36,801,966 and the accumulated net unrealized depreciation on investments was $1,461,512 consisting of $2,511,693 gross unrealized appreciation and $3,973,205 gross unrealized depreciation.

(5)	Members' Equity Unit Transactions

Transactions in units of members' equity were as follows:

                                                Years ended March 31
                                                --------------------

						2008		2007
                                               --------        ---------
Beginning units of members' equity		249,640		 212,025
                                               --------        ---------
Members' equity subscriptions			 66,443		  78,560
Members' equity repurchases		       (34,563)	        (40,945)
                                               --------        ---------
Net change in units of members' equity		 31,880		  37,615
                                               --------        ---------
Ending units of members' equity			281,520		 249,640
                                               --------        ---------
                                               --------        ---------

(6)	Line of Credit

On May 22, 2007, the Fund entered into a loan and security agreement with Brown Brothers Harriman & Co. (BBH) for a committed revolving credit facility in an aggregate principal amount not to exceed $3,000,000 which expired on May 28, 2008. The line of credit is collateralized by its investments in certain underlying hedge funds that are acceptable to BBH with a minimum collateral to debt ratio at all times of 3 to 1. The interest rate is at the option of the Fund, either a floating base rate or a fixed rate which is LIBOR plus 2.50% (the rate was 5.25% at March 31, 2008). There was $1,100,000 borrowed on the line of credit at March 31, 2008 which was paid off subsequently on May 2, 2008.

(7)	Subsequent Event

On May 1, 2008, the Fund issued a tender offer to repurchase members' equity interests in the Fund in an amount up to 30% of the Fund's members' equity as of June 30, 2008.

TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
Notes to Financial Statements
March 31, 2008

(8)	Financial Highlights


				      Years ended March 31
                                ----      ----      ----      ----     ----
				2008	  2007	    2006      2005     2004
                                ----      ----      ----      ----     ----
Per unit operation performance:
(For a unit of members' equity
  outstanding throughout the
  period):
  Net asset value, beginning
        of the period         $138.43   $133.88    110.63    108.85	94.13
  Income (loss) from
      investment operations:
    Net investment loss	      (3.76)     (3.10)    (3.32)    (3.90)    (4.95)
    Net realized/unrealized
             gain (loss) on
                investments   (6.53)       7.65     26.57      5.68     19.67
                                ----      ----      ----      ----     ----
    Total from investment
               operations    (10.29)       4.55     23.25      1.78	14.72
                                ----      ----      ----      ----     ----
Net asset value, end of
    period	             $128.14     138.43    133.88    110.63    108.85
                                ----      ----      ----      ----     ----
                                ----      ----      ----      ----     ----
Total return		     (7.43)%      3.40%	   21.02%     1.64%    15.64%

Supplemental data:

Net assets, end of
   period               $36,075,129 34,557,130 28,385,887 19,435,174 8,998,573

Ratio to average net assets (annualized):
	Expenses	       3.06% 	  3.12%     3.16%     4.82%	4.82%
	Net investment loss   (2.84) 	 (2.94)    (2.86)    (4.78)    (4.78)
   Portfolio turnover rate     27.07 	  21.01     29.59      8.21  	30.21


Total return, expense and net investment loss ratios are calculated based on the net asset value for each limited partner class taken as a whole. The expense ratios exclude indirect fees or expenses charged against the Fund's investment fund balances by the respective managers of the investment funds. An individual member's actual results may vary from those noted above based on the timing of capital transactions.

ITEM 2.   CODE OF ETHICS.
-------------------------

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics set forth in paragraph (b) of the general instructions to this item on Form N-CSR.

     (d) The registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the general instructions to this item on Form N-CSR.

     (f) The registrant will provide a copy of the code of ethics without charge, upon a written request to the registrant at 505 Park Avenue, 5th Floor, New York, NY 10022.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

The registrant's board of managers has determined that the registrant does not have an audit committee financial expert serving on its audit committee. While none of the members of the audit committee meet the qualifications of an "audit committee financial expert" as set forth in this Item, the registrant believes that the members of the audit committee have the overall background and understanding to review financial and audit related matters.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) AUDIT FEES - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are are $39,500 for the fiscal year ending March 31, 2007 and $40,500 for the fiscal year ending March 31, 2008.

(b) AUDIT RELATED FEES - The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item $0 for the fiscal year ending March 31, 2007 and $0 for the fiscal year ending March 31, 2008.

(c) TAX FEES - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for the fiscal year ending March 31, 2007 and $0 for the fiscal year ending March 31, 2008.

(d) ALL OTHER FEES - The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending March 31, 2007 and $0 for the fiscal year ending March 31, 2008.

(e)(1) Before the accountant is engaged by the Registrant or its subsidiaries to render audit or non-audit services, the engagement is approved by the Registrant's audit committee.

(e)(2) The percentage of services described in each of paragraphs (b) through
    (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

    (b) 0%
    (c) 100%
    (d) N/A

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for the fiscal year ending March 31, 2007 and $0 for the fiscal year ending March 31, 2008.

(h) The registrant's Audit Committee has considered whether the provision of any non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to (c)(7)(ii) or Rule 2-01 of Regulation S-X is compatible with maintaining the independence of the registrant's principal accountant.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
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Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
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Included as part of the report to members filed under Item 1.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
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CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
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PROXY VOTING PROCEDURES

A. General

The Board of Managers of Torrey International Strategy Partners,
LLC (the "Company") understands and appreciates the importance of ensuring that the Company's proxy voting procedures are clearly described to the Company and its investors. The Board of Managers of the Company has delegated the proxy voting authority for the Company to Torrey Associates, LLC (the "Adviser") and in this regard, the Form ADV of the Adviser contains a summary of the procedures outlined in Section E below.

The Adviser will endeavor to vote any such proxies in the best interests of the Company and its investors and in accordance with the procedures outlined below.

It should be specifically noted that the Company invests solely (directly or indirectly) in private investment funds. As such, it is expected that proxies received by the Adviser will deal with matters related to the operative terms and business details of such private investment funds. The Adviser is not responsible for, and these procedures are not applicable to, proxies received by the investment managers of the underlying investment funds invested in by the Company (related to issuers invested in by such underlying investment funds). To the extent that the Company accesses an underlying investment manager through a separately-managed account, it is understood that voting discretion related to issuers held in such managed account will generally be held by such underlying investment managers (unless it is specifically noted otherwise where the Adviser will adopt detailed procedures to address such managed accounts, if any).

B. Procedures

All proxies sent to the Company that are actually received by the Adviser (to vote on behalf of the Company) will be provided to the Company's Compliance Officer.

HedgeOp, on behalf of the Compliance Officer, will generally adhere to the following procedures (subject to limited exception in the sole discretion of the Adviser):

(a) A written record of each proxy received by the Adviser (on behalf of the Company) will be kept in the Adviser's files;

(b) The Compliance Officer will determine which of the Company holds an interest in the private investment fund to which the proxy relates;

(c) The Compliance Officer will call a meeting (which may be via telephone) of the Proxy Voting Committee (currently, James A. Torrey, James R. O'Connor and William Mulligan and provide each member of the Proxy Voting Committee with:

(i) a copy of the proxy;

(ii) details of the Company to which the proxy is relevant pursuant to Section B(2)(b) above;

(iii) the amount of votes controlled by the Company; and

(iv) the deadline that such proxies need to be completed and returned to the private investment fund in question.

Prior to voting any proxies, the Proxy Voting Committee will determine if there are any conflicts of interest related to the private investment fund proxy in question. If a conflict is identified, the Proxy Voting Committee will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material or not.

If no material conflict is identified pursuant to these procedures, the Proxy Voting Committee will make a decision on how to vote the proxy in question. The Compliance Officer will deliver the proxy in accordance with instructions related to such proxy.

Although not presently intended to be used on a regular basis, the Adviser is empowered to retain an independent third party to vote proxies in certain situations (including situations where a material conflict of interest is identified).

C. Conflicts of Interest

Before voting any proxy, the Proxy Voting Committee will evaluate whether there is a conflict of interest between the Adviser and the Company. This examination will include (but will not be limited to) an evaluation of whether:

(a) The Adviser (or any affiliate of the Adviser) has any relationship with the private investment fund (or such fund's investment adviser or affiliate) to which the proxy relates outside an investment in such investment fund by the Company.

(2) If a conflict is identified and deemed "material" by the Proxy Voting Committee, the Adviser will determine whether voting in accordance with these guidelines is in the best interests of the Company (which may include utilizing an independent third party to vote such proxies).

(3) With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to the Company (and indirectly, Investors) and give the Company the opportunity to vote the proxies in question itself (except as noted in Section C (4) below).

D. Voting Guidelines

In the absence of specific voting guidelines mandated by a particular Advisory Client, the Adviser will vote proxies in the best interests of the Company (which theoretically could result in different voting results for the same issuer/private investment fund). Although voting certain proxies may be subject to the discretion of the Adviser, the Adviser is of the view that voting proxies in accordance with the following general guidelines is in the best interests of the Company:

The Adviser will generally vote in favor of normal corporate housekeeping proposals including, but not limited to, the following:

(i) election of directors (where there are no related corporate governance issues);

(ii) selection or reappointment of auditors; or

(iii) increasing or reclassification of common stock.

The Adviser will generally vote against proposals that:

(i) make it more difficult to replace members of the issuer's board of directors or board of managers; and

(ii) introduce unequal voting rights (although there may be regulatory reasons that would make such a proposal favorable to certain Advisory Clients of the Adviser).

(iii) for proxies addressing any other issues (which may include proposals related to fees paid to investment managers of underlying investment funds, redemption rights provided by underlying investment funds, investment objective modifications, etc.), the Adviser shall determine (which may be based upon the advice of external lawyers or accountants) whether a proposal is in the best interest of the Company. In doing so, the Adviser will evaluate a number of factors which may include (but are not limited to): (i) the performance of the underlying investment fund in question; and
(ii) a comparison of the proposed changes in terms to customary terms in the industry.

E. Disclosure of Procedures

A brief summary of these proxy voting procedures is included in the Adviser's Form ADV Part II and will be updated whenever these policies and procedures are updated. The Compliance Officer has sent a copy of this summary to the Company. The Company and its investors have been provided with contact information as to how the Company and its investors can obtain information about: (a) the details of the Adviser's procedures are (i.e., a copy of these procedures); and (b) how the Adviser has voted proxies that are relevant to the affected Company or investor. Any investor looking for information on how the Adviser has voted proxies that are relevant to the Company is invited to place a toll free call to the Advisor at 1-866-644-7800.

The Company will disclose its proxy voting procedures annually in Form N-CSR which is filed with the SEC. Form N-CSR also contains the procedures that the Company uses when a vote presents a conflict between the interests of shareholders and the Adviser. The Company will make such policies and procedures available on request by an investor that places a toll free call to the Advisor at 1-866-644-7800.

The Company will disclose in annual and semi-annual reports to shareholders the methods by which shareholder may obtain information on the Company's proxy voting information.

F. Record-Keeping Requirements

The Compliance Officer will be responsible for maintaining files relating to the Adviser's proxy voting procedures (which may be accomplished through the assistance of HedgeOp Compliance, LLC). Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

(1) Copies of those proxy voting policies and procedures, and any amendments thereto;

(2) A copy of each proxy statement that the Adviser actually receives, provided, however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available;

(3) A record of each vote that the Adviser casts;

(4) A copy of any document that the Adviser created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and

(5) A copy of each written request for information on the Adviser voted such client's proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of the Company.

G. Form N-PX

The Company will be required to file Form N-PX, being a record of its proxy voting, on an annual basis for the period ended June 30 by no later than August 31 of each year. Form N-PX will disclose the following information:

* The name if the issuer of the portfolio security * The exchange ticker symbol
- if available * CUSIP - if available * Shareholder meeting date * A brief identification of the matter voted on * Whether the matter proposed by the issuer or a security holder * Whether the fund cast its vote * How the fund cast its vote * Whether the vote was cast in favor of management.

ITEM  8.  Portfolio Managers of Closed-End Management Investment Companies.
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(a)(2)(i) James A. Torrey (the "Portfolio Manager")

(a)(2)(ii)(A)-(B) As of March 31, 2008:
James A. Torrey
Registered Investment Companies: 2
Approximately $156.2 million in total assets
Other Pooled Investment Vehicles: 18
Approximately $759.8 million in total assets

(a)(2)(iii) As of March 31, 2008:
The Portfolio Manager manages eight advisory accounts which pay a portion of the management fee out of net profits of the advisory account, which may be characterized as a fee based on account performance.

Number of accounts to which the advisory fee is based on the performance of the account: 10
Total assets of accounts to which the advisory fee is based on the performance of the account: $586,085,744

(a)(2)(iv) The Portfolio Manager manages the assets of registered investment companies, private investment funds and individual accounts (collectively, the "Clients"). The Registrant has no interest in these activities. In addition, the Portfolio Manager may invest for his own accounts in various investment opportunities, including in investment partnerships, private investment companies or other investment vehicles in which the Registrant will have no interest.

The Portfolio Manager may determine that an investment opportunity in a particular investment vehicle is appropriate for a particular Client or for the Portfolio Manager, but not for the Registrant.

Situations may arise in which the Portfolio Manager or Clients have made investments which would have been suitable for investment by the Registrant but, for various reasons, were not pursued by, or available to, the Registrant.

The investment activities of the Portfolio Manager may disadvantage the Registrant in certain situations, if among other reasons, the investment activities limit the Registrant's ability to invest in an investment vehicle.

The Portfolio Manager is engaged in substantial activities other than on behalf of the Registrant and may have conflicts of interest in allocating their time and activity between the Registrant and the Clients. The Portfolio Manager will devote so much of his time to the affairs of the Registrant as in his judgment is necessary and appropriate.

(a)(3) As of March 31, 2008, the Portfolio Manager presently receives as compensation a fixed amount drawn from the Adviser's total revenues and other resources, including the management fees earned with respect to the Registrant.

(a)(4) The Portfolio Manager does not directly own any equity securities of the Registrant as of March 31, 2008. It should be noted, however, that as of March 31, 2008 the Adviser had $128,144 invested with the Registrant and the Portfolio Manager is an equity owner of the Adviser.

(b) N/A. Filing is an annual report.

ITEM  9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
---------------------------------------------

No purchases were made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a) under the Exchange Act, of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM  10.  SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.
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There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM  11.  CONTROLS AND PROCEDURES.
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(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11.  EXHIBITS.
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The following exhibits are attached to this Form N-CSR:

     (a)(1)   Code of ethics.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Not applicable.


				SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
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By (Signature and Title)*   /s/ JAMES A. TORREY
                         -----------------------------
                           JAMES A. TORREY, Chief Executive Officer

Date October 14, 2008
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    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ Raymond J. Cleary
                         -----------------------------
                          Raymond J. Cleary, Principal Financial Officer

Date October 14, 2008
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* Print the name and title of each signing officer under his or her signature.